Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000116044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Income Growth Fund (Class A/AFNAX)
Account Value	$ 22,290	$ 22,290	$ 22,290	$ 19,535	$ 18,016	$ 18,770	$ 14,347	$ 14,722	$ 12,829	$ 11,639	$ 10,503	$ 9,714	$ 9,447
Average Annual Return, Percent	7.82%	7.42%	8.35%
C000116044 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Income Growth Fund (Class A/AFNAX) — excluding sales load
Average Annual Return, Percent	14.10%	8.65%	8.96%
C000116045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Income Growth Fund (Class C/AFYCX)
Account Value	$ 21,883	$ 21,883	$ 21,883	19,316	17,956	18,845	14,516	15,008	13,181	12,046	10,955	10,212	10,000
Average Annual Return, Percent	12.29%	7.83%	8.15%
C000116045 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Income Growth Fund (Class C/AFYCX) — excluding sales load
Average Annual Return, Percent	13.29%	7.83%	8.15%
C000116046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Income Growth Fund (Class I/AFNIX)
Account Value	$ 60,547	$ 60,547	$ 60,547	52,929	48,701	50,609	38,576	39,507	34,333	31,078	27,984	25,814	25,000
Average Annual Return, Percent	14.39%	8.91%	9.25%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742	$ 10,000
Average Annual Return, Percent	24.56%	15.05%	12.86%